CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 692,663	$ 99,049	¥ 1,188,911
Restricted cash	12,031	1,720	17,031
Short-term deposits	3,125,760	446,978	4,075,048
Accounts receivable, net	238,569	34,115	76,044
Prepaid assets and amounts due from related parties, net	290,747	41,576	207,565
Prepayments and other current assets, net	547,078	78,232	523,674
Total current assets	4,906,848	701,670	6,088,273
Non-current assets
Long-term deposits			1,470,000
Investments	296,165	42,351	440,790
Goodwill	453,498	64,849	463,796
Property and equipment, net	604,368	86,423	484,008
Intangible assets, net	127,633	18,251	153,190
Right-of-use assets, net	304,017	43,474	339,492
Prepayments and other non-current assets	8,843	1,265	128,262
Total non-current assets	1,794,524	256,613	3,479,538
Total assets	6,701,372	958,283	9,567,811
Current liabilities (including amounts of the consolidated variable interest entity and its subsidiaries ("VIEs") without recourse to the Company of RMB 884,541 and RMB 719,725 as of December 31, 2024 and 2025, respectively)
Accounts payable	237,903	34,020	66,613
Advances from customers and deferred revenue	228,167	32,627	265,628
Income taxes payable	61,479	8,791	54,594
Accrued liabilities and other current liabilities	1,032,437	147,637	1,360,949
Amounts due to related parties	150,166	21,473	161,529
Lease liabilities due within one year	18,982	2,714	28,581
Total current liabilities	1,729,134	247,262	1,937,894
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB42,431 and RMB32,364 as of December 31, 2024 and 2025, respectively)
Lease liabilities	1,766	253	20,047
Deferred tax liabilities	18,932	2,707	23,405
Deferred revenue	31,824	4,551	35,786
Total non-current liabilities	52,522	7,511	79,238
Total liabilities	1,781,656	254,773	2,017,132
Commitments and contingencies (Note 26)
Shareholders' equity
Treasury shares	(128,056)	(18,312)	(108,101)
Additional paid-in capital	6,466,101	924,640	8,866,492
Statutory reserves	122,429	17,507	122,429
Accumulated deficit	(2,219,365)	(317,365)	(2,100,291)
Accumulated other comprehensive income	678,455	97,018	770,000
Total shareholders' equity	4,919,716	703,510	7,550,679
Total liabilities and shareholders' equity	6,701,372	958,283	9,567,811
Class A ordinary shares
Shareholders' equity
Ordinary shares	54	8	52
Class B ordinary shares
Shareholders' equity
Ordinary shares	¥ 98	$ 14	¥ 98